Quarterly portfolio holdings
John Hancock
Investors Trust
Closed-end fixed income
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 11.3% (6.7% of Total investments)				$14,632,941
(Cost $14,614,090)
U.S. Government Agency 11.3%				14,632,941
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (A)	5.500	07-01-53	297,763	297,985
30 Yr Pass Thru (A)	6.000	09-01-53	271,690	278,519
Federal National Mortgage Association
30 Yr Pass Thru (A)	5.500	07-01-53	246,265	246,460
30 Yr Pass Thru	5.500	07-01-55	4,997,714	4,971,454
30 Yr Pass Thru	6.000	07-01-55	4,491,251	4,580,628

30 Yr Pass Thru	6.000	07-01-55	4,176,094	4,257,895
Corporate bonds 127.3% (75.6% of Total investments)				$164,796,285
(Cost $166,799,285)
Communication services 15.9%				20,554,194
Diversified telecommunication services 2.7%
Connect Finco SARL (A)(B)	9.000	09-15-29	245,000	247,404
Frontier Florida LLC	6.860	02-01-28	700,000	728,528
Iliad Holding SAS (A)(B)	7.000	04-15-32	246,000	252,492
Level 3 Financing, Inc. (A)(B)	6.875	06-30-33	1,273,000	1,290,000
Level 3 Financing, Inc. (A)(B)	11.000	11-15-29	163,840	185,758
Sable International Finance, Ltd. (B)	7.125	10-15-32	393,000	393,015
Windstream Services LLC (A)(B)	8.250	10-01-31	413,000	432,366
Entertainment 2.6%
AMC Entertainment Holdings, Inc. (A)(B)(C)	7.500	02-15-29	245,000	208,742
Cinemark USA, Inc. (A)(B)	7.000	08-01-32	126,000	130,106
Playtika Holding Corp. (A)(B)	4.250	03-15-29	939,000	858,611
Univision Communications, Inc. (A)(B)	8.500	07-31-31	850,000	863,235
Univision Communications, Inc. (A)(B)	9.375	08-01-32	223,000	231,385
WarnerMedia Holdings, Inc. (A)(C)	4.279	03-15-32	1,270,000	1,066,470
Interactive media and services 1.0%
Arches Buyer, Inc. (B)	6.125	12-01-28	310,000	295,857
Cars.com, Inc. (A)(B)	6.375	11-01-28	414,000	413,141
Snap, Inc. (A)(B)	6.875	03-01-33	600,000	615,211
Media 6.5%
Altice Financing SA (B)	5.750	08-15-29	400,000	306,352
Altice Financing SA (B)	9.625	07-15-27	940,000	860,047
Altice France Holding SA (B)(D)	10.500	05-15-27	600,000	219,750
Altice France SA (B)	5.500	10-15-29	625,000	541,976
Altice France SA (B)	8.125	02-01-27	356,000	329,914
Clear Channel Outdoor Holdings, Inc. (B)	7.125	02-15-31	209,000	208,711
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27	575,000	556,553
CSC Holdings LLC (B)	11.750	01-31-29	708,000	662,255
Directv Financing LLC (A)(B)	10.000	02-15-31	963,000	928,694
DISH Network Corp. (B)	11.750	11-15-27	990,000	1,031,027
Gray Media, Inc. (A)(B)(C)	4.750	10-15-30	97,000	72,386
Gray Media, Inc. (A)(B)	7.250	08-15-33	210,000	208,896
Gray Media, Inc. (A)(B)	10.500	07-15-29	209,000	226,180
iHeartCommunications, Inc. (B)	10.875	05-01-30	674,400	334,037
LCPR Senior Secured Financing DAC (B)	6.750	10-15-27	845,000	648,538
Scripps Escrow II, Inc. (B)	5.375	01-15-31	393,000	287,452
Scripps Escrow, Inc. (A)(B)(C)	5.875	07-15-27	122,000	121,851
Stagwell Global LLC (A)(B)	5.625	08-15-29	771,000	742,101
The EW Scripps Company (B)	9.875	08-15-30	83,000	82,481
Wireless telecommunication services 3.1%
C&W Senior Finance, Ltd. (A)(B)(C)	9.000	01-15-33	590,000	608,222
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55	1,081,000	$1,105,183
SoftBank Group Corp.	5.125	09-19-27	1,500,000	1,483,151
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (E)	6.875	07-19-27	783,000	776,116
Consumer discretionary 16.7%				21,615,210
Automobile components 1.8%
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29	289,000	280,362
The Goodyear Tire & Rubber Company (A)	5.250	04-30-31	505,000	479,596
ZF North America Capital, Inc. (A)(B)	6.750	04-23-30	554,000	527,194
ZF North America Capital, Inc. (A)(B)	6.875	04-14-28	586,000	584,919
ZF North America Capital, Inc. (A)(B)	7.125	04-14-30	500,000	484,650
Automobiles 2.7%
Ford Motor Credit Company LLC (A)	6.950	03-06-26	1,000,000	1,007,858
Ford Motor Credit Company LLC (A)	7.350	03-06-30	407,000	429,950
General Motors Company (A)	6.750	04-01-46	1,500,000	1,563,579
Nissan Motor Company, Ltd. (B)	7.500	07-17-30	518,000	534,416
Broadline retail 3.8%
Kohl’s Corp. (A)	5.125	05-01-31	287,000	206,744
Kohl’s Corp. (A)(B)	10.000	06-01-30	573,000	595,130
Liberty Interactive LLC	8.250	02-01-30	1,450,000	199,549
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	03-15-30	225,000	222,146
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	449,000	450,710
Nordstrom, Inc. (A)(C)	4.250	08-01-31	500,000	433,236
Nordstrom, Inc.	5.000	01-15-44	900,000	605,250
QVC, Inc.	5.950	03-15-43	1,000,000	415,000
QVC, Inc. (A)(B)(C)	6.875	04-15-29	528,000	237,257
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(C)(E)	6.250	04-22-31	226,000	210,186
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (B)(E)	8.125	12-15-29	200,000	198,463
Rakuten Group, Inc. (B)	11.250	02-15-27	580,000	628,575
Wand NewCo 3, Inc. (A)(B)	7.625	01-30-32	428,000	449,388
Diversified consumer services 0.6%
Sotheby’s (A)(B)	7.375	10-15-27	750,000	734,884
Hotels, restaurants and leisure 4.5%
Affinity Interactive (B)	6.875	12-15-27	753,000	414,918
CEC Entertainment LLC (A)(B)	6.750	05-01-26	830,000	823,934
Choice Hotels International, Inc. (A)	5.850	08-01-34	1,101,000	1,109,136
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	666,000	644,714
Hilton Grand Vacations Borrower LLC (A)(B)	6.625	01-15-32	755,000	763,474
Jacobs Entertainment, Inc. (A)(B)	6.750	02-15-29	255,000	248,625
Resorts World Las Vegas LLC (A)(B)(C)	8.450	07-27-30	600,000	597,344
Sabre GLBL, Inc. (A)(B)	8.625	06-01-27	227,000	230,609
Sabre GLBL, Inc. (A)(B)	10.750	11-15-29	389,000	400,658
Sabre GLBL, Inc. (A)(B)	11.125	07-15-30	612,000	645,201
Household durables 1.8%
KB Home (A)	7.250	07-15-30	225,000	231,637
Newell Brands, Inc. (A)	6.375	09-15-27	1,242,000	1,251,719
Newell Brands, Inc. (A)(B)	8.500	06-01-28	171,000	179,186
Whirlpool Corp.	6.125	06-15-30	658,000	656,431
Specialty retail 1.2%
Saks Global Enterprises LLC (B)	11.000	12-15-29	559,000	125,775
The Michaels Companies, Inc. (A)(B)(C)	7.875	05-01-29	731,000	484,853
Wayfair LLC (A)(B)	7.250	10-31-29	171,000	173,990
Wayfair LLC (A)(B)	7.750	09-15-30	776,000	795,318
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.3%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (B)	10.000	07-15-33	344,000	$358,646
Consumer staples 4.0%				5,202,442
Consumer staples distribution and retail 0.5%
Walgreens Boots Alliance, Inc. (A)	8.125	08-15-29	648,000	695,581
Food products 3.3%
Camposol SA	6.000	02-03-27	1,139,000	1,122,727
Froneri Lux FinCo SARL (B)	6.000	08-01-32	2,107,000	2,098,291
JBS USA LUX SA (A)	5.750	04-01-33	610,000	625,539
Simmons Foods, Inc. (A)(B)	4.625	03-01-29	463,000	438,145
Personal care products 0.2%
HLF Financing Sarl LLC (A)(B)	12.250	04-15-29	205,000	222,159
Energy 19.7%				25,454,303
Energy equipment and services 1.5%
Archrock Partners LP (A)(B)	6.250	04-01-28	215,000	214,988
Archrock Partners LP (A)(B)	6.625	09-01-32	670,000	679,933
USA Compression Partners LP (A)	6.875	09-01-27	1,043,000	1,042,749
Oil, gas and consumable fuels 18.2%
Bapco Energies BSCC (B)	7.500	10-25-27	1,155,000	1,186,549
Buckeye Partners LP (A)(B)	6.875	07-01-29	518,000	533,226
Cenovus Energy, Inc. (A)	6.750	11-15-39	115,000	122,910
Civitas Resources, Inc. (A)(B)	8.750	07-01-31	690,000	698,514
Civitas Resources, Inc. (A)(B)	9.625	06-15-33	424,000	436,118
Continental Resources, Inc. (A)	4.375	01-15-28	1,000,000	984,681
Crescent Energy Finance LLC (A)(B)	8.375	01-15-34	1,076,000	1,064,976
Delek Logistics Partners LP (A)(B)	7.125	06-01-28	435,000	437,112
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	801,000	850,214
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (A)(C)	8.500	01-15-84	1,369,000	1,541,857
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	2,067,000	2,116,265
Excelerate Energy LP (A)(B)	8.000	05-15-30	574,000	600,893
Genesis Energy LP (A)	8.000	05-15-33	527,000	546,371
Genesis Energy LP (A)	8.250	01-15-29	894,000	932,441
Global Partners LP (A)(B)	7.125	07-01-33	228,000	231,535
Hilcorp Energy I LP (A)(B)	5.750	02-01-29	468,000	459,710
Howard Midstream Energy Partners LLC (A)(B)	7.375	07-15-32	104,000	107,528
Howard Midstream Energy Partners LLC (A)(B)	8.875	07-15-28	511,000	532,815
Long Ridge Energy LLC (A)(B)	8.750	02-15-32	645,000	668,877
Occidental Petroleum Corp.	6.625	09-01-30	340,000	358,898
Permian Resources Operating LLC (A)(B)	7.000	01-15-32	590,000	609,245
Petroleos Mexicanos	6.700	02-16-32	632,000	602,421
Sitio Royalties Operating Partnership LP (A)(B)	7.875	11-01-28	258,000	269,176
SM Energy Company (A)(B)	7.000	08-01-32	656,000	649,585
Sunoco LP (A)	4.500	04-30-30	374,000	358,599
Sunoco LP (A)	6.000	04-15-27	436,000	435,710
TransMontaigne Partners LLC (B)	8.500	06-15-30	237,000	247,745
Venture Global LNG, Inc. (A)(B)	7.000	01-15-30	612,000	620,577
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(E)	9.000	09-30-29	2,321,000	2,321,592
Venture Global LNG, Inc. (A)(B)	9.500	02-01-29	1,457,000	1,588,974
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	258,000	265,418
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	1,052,000	1,136,101
Financials 35.7%				46,202,686
Banks 15.5%
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(E)	6.125	04-27-27	2,500,000	2,521,695
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	2,156,000	$2,255,508
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	2,200,000	2,331,652
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)(C)(E)	8.000	08-22-31	692,000	740,419
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	648,000	666,310
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(E)	8.125	12-23-25	1,495,000	1,511,699
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ICE Swap Rate + 3.746%) (A)(C)(E)	6.000	05-22-27	2,200,000	2,200,194
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)(E)	6.875	09-11-29	1,111,000	1,145,053
Popular, Inc.	7.250	03-13-28	770,000	805,273
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (A)	8.625	10-27-82	2,000,000	2,124,244
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (A)(C)	7.250	07-31-84	1,054,000	1,092,799
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (A)	8.125	10-31-82	2,100,000	2,213,585
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (A)	5.711	01-24-35	413,000	427,338
Capital markets 2.4%
Ares Strategic Income Fund (A)	5.600	02-15-30	2,000,000	1,992,808
Focus Financial Partners LLC (A)(B)	6.750	09-15-31	1,086,000	1,109,798
Consumer finance 3.3%
Credit Acceptance Corp. (A)(B)	6.625	03-15-30	356,000	360,511
goeasy, Ltd. (A)(B)	7.375	10-01-30	743,000	757,573
OneMain Finance Corp. (F)	6.125	05-15-30	372,000	372,625
OneMain Finance Corp.	6.750	03-15-32	218,000	221,203
OneMain Finance Corp. (A)	7.875	03-15-30	1,000,000	1,052,662
OneMain Finance Corp. (A)	9.000	01-15-29	444,000	465,893
PHH Escrow Issuer LLC (B)	9.875	11-01-29	241,000	241,443
Rfna LP (A)(B)	7.875	02-15-30	257,000	261,045
World Acceptance Corp. (B)	7.000	11-01-26	572,000	581,358
Financial services 4.3%
Block, Inc.	3.500	06-01-31	600,000	549,875
Enact Holdings, Inc. (A)	6.250	05-28-29	1,068,000	1,103,466
Freedom Mortgage Corp. (A)(B)	12.250	10-01-30	576,000	637,140
Freedom Mortgage Holdings LLC (A)(B)	8.375	04-01-32	336,000	343,652
NMI Holdings, Inc. (A)	6.000	08-15-29	649,000	661,947
Osaic Holdings, Inc. (B)	6.750	08-01-32	149,000	150,797
Osaic Holdings, Inc. (B)	8.000	08-01-33	42,000	42,681
PennyMac Financial Services, Inc. (A)(B)	6.875	05-15-32	355,000	361,690
PennyMac Financial Services, Inc. (A)(B)	6.875	02-15-33	382,000	389,339
Rocket Companies, Inc. (A)(B)	6.125	08-01-30	557,000	564,772
Rocket Companies, Inc. (B)	6.375	08-01-33	468,000	477,352
Walker & Dunlop, Inc. (B)	6.625	04-01-33	306,000	311,976
Insurance 9.7%
Acrisure LLC (A)(B)	7.500	11-06-30	773,000	798,570
Acrisure LLC (B)	8.500	06-15-29	461,000	480,894
Alliant Holdings Intermediate LLC (A)(B)	6.750	04-15-28	616,000	624,331
Alliant Holdings Intermediate LLC (A)(B)	7.000	01-15-31	581,000	597,426
Alliant Holdings Intermediate LLC (A)(B)(C)	7.375	10-01-32	492,000	505,765
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. (B)	7.500	07-15-33	74,000	74,217
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%) (A)	6.625	10-15-54	1,000,000	984,243
Athene Holding, Ltd. (6.875% to 6-28-35, then 5 Year CMT + 2.582%) (A)(C)	6.875	06-28-55	2,000,000	1,974,460
Baldwin Insurance Group Holdings LLC (A)(B)	7.125	05-15-31	315,000	325,226
F&G Annuities & Life, Inc. (A)	6.250	10-04-34	1,273,000	1,266,349
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	516,000	539,223
Howden UK Refinance PLC (A)(B)	7.250	02-15-31	706,000	731,051
HUB International, Ltd. (B)	7.375	01-31-32	321,000	334,241
Panther Escrow Issuer LLC (A)(B)	7.125	06-01-31	755,000	780,744
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (A)	3.700	10-01-50	2,100,000	1,917,179
SBL Holdings, Inc. (A)(B)	5.000	02-18-31	587,000	539,571
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.5%
Blackstone Mortgage Trust, Inc. (A)(B)	7.750	12-01-29	645,000	$681,821
Health care 6.5%				8,414,904
Health care equipment and supplies 0.7%
Varex Imaging Corp. (A)(B)	7.875	10-15-27	897,000	910,062
Health care providers and services 3.9%
Acadia Healthcare Company, Inc. (A)(B)(C)	7.375	03-15-33	658,000	677,475
AdaptHealth LLC (A)(B)	4.625	08-01-29	450,000	421,670
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	529,000	485,862
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	847,000	871,427
HCA, Inc. (A)	5.500	06-15-47	1,760,000	1,628,596
Raven Acquisition Holdings LLC (A)(B)	6.875	11-15-31	359,000	362,600
Tenet Healthcare Corp. (A)	6.125	10-01-28	600,000	600,037
Pharmaceuticals 1.9%
Bausch Health Companies, Inc. (B)	10.000	04-15-32	1,541,000	1,568,875
Endo Finance Holdings, Inc. (A)(B)	8.500	04-15-31	835,000	888,300
Industrials 8.5%				10,990,288
Building products 1.0%
Builders FirstSource, Inc. (B)	6.750	05-15-35	425,000	435,752
JELD-WEN, Inc. (A)(B)	7.000	09-01-32	749,000	561,945
Miter Brands Acquisition Holdco, Inc. (A)(B)	6.750	04-01-32	258,000	263,414
Commercial services and supplies 3.3%
Albion Financing 1 SARL (B)	7.000	05-21-30	465,000	478,618
Allied Universal Holdco LLC (A)(B)	6.875	06-15-30	940,000	962,340
Cimpress PLC (A)(B)(C)	7.375	09-15-32	433,000	423,249
Garda World Security Corp. (B)	8.250	08-01-32	338,000	348,497
Garda World Security Corp. (B)	8.375	11-15-32	243,000	250,310
The GEO Group, Inc. (A)	10.250	04-15-31	993,000	1,091,731
VT Topco, Inc. (A)(B)	8.500	08-15-30	711,000	757,027
Construction and engineering 0.5%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)(B)	7.500	02-01-32	644,000	641,044
Ground transportation 0.2%
Watco Companies LLC (B)	7.125	08-01-32	238,000	246,914
Machinery 0.9%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	1,252,000	1,218,400
Passenger airlines 1.6%
American Airlines 2016-3 Class B Pass Through Trust (A)	3.750	10-15-25	235,987	234,887
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	1,089,000	1,052,900
OneSky Flight LLC (A)(B)	8.875	12-15-29	177,000	186,478
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	561,781	560,864
Professional services 0.6%
Amentum Holdings, Inc. (A)(B)	7.250	08-01-32	152,000	157,240
TriNet Group, Inc. (A)(B)	7.125	08-15-31	648,000	666,822
Trading companies and distributors 0.4%
Herc Holdings, Inc. (A)(B)	7.000	06-15-30	438,000	451,856
Information technology 5.4%				6,949,203
Communications equipment 0.4%
EchoStar Corp.	10.750	11-30-29	441,000	464,704
IT services 0.9%
CoreWeave, Inc. (A)(B)	9.000	02-01-31	206,000	205,122
CoreWeave, Inc. (A)(B)	9.250	06-01-30	294,000	295,485
Virtusa Corp. (B)	7.125	12-15-28	639,000	610,494
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.8%
Kioxia Holdings Corp. (B)	6.250	07-24-30	1,114,000	$1,109,872
Software 1.9%
Cloud Software Group, Inc. (B)	9.000	09-30-29	1,603,000	1,658,882
Consensus Cloud Solutions, Inc. (A)(B)	6.500	10-15-28	600,000	596,688
NCR Voyix Corp. (A)(B)	5.125	04-15-29	44,000	43,121
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	200,000	198,694
Technology hardware, storage and peripherals 1.4%
Dell International LLC (A)	8.350	07-15-46	319,000	405,689
Diebold Nixdorf, Inc. (A)(B)	7.750	03-31-30	55,000	58,354
Seagate Data Storage Technology Pte, Ltd. (A)(B)(C)	5.750	12-01-34	939,000	882,942
Seagate Data Storage Technology Pte, Ltd. (A)(B)	8.250	12-15-29	168,000	179,068
Xerox Holdings Corp. (A)(B)	5.500	08-15-28	363,000	240,088
Materials 6.2%				8,049,668
Chemicals 1.7%
Ashland, Inc.	6.875	05-15-43	845,000	871,797
Braskem Idesa SAPI (B)	6.990	02-20-32	340,000	228,308
Celanese US Holdings LLC	7.050	11-15-30	217,000	225,989
Inversion Escrow Issuer LLC (B)	6.750	08-01-32	626,000	618,590
SCIL IV LLC (A)(B)	5.375	11-01-26	310,000	308,284
Construction materials 0.3%
Quikrete Holdings, Inc. (B)	6.375	03-01-32	160,000	164,095
Quikrete Holdings, Inc. (A)(B)	6.750	03-01-33	224,000	229,740
Containers and packaging 3.0%
Ardagh Packaging Finance PLC (A)(B)(C)	4.125	08-15-26	1,180,000	1,165,250
Clydesdale Acquisition Holdings, Inc. (A)(B)	6.750	04-15-32	350,000	358,509
Clydesdale Acquisition Holdings, Inc. (A)(B)	6.875	01-15-30	780,000	797,651
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	250,000	255,144
Owens-Brockway Glass Container, Inc. (A)(B)(C)	7.250	05-15-31	1,100,000	1,112,361
Trivium Packaging Finance BV (A)(B)	8.250	07-15-30	200,000	210,608
Metals and mining 0.6%
Champion Iron Canada, Inc. (B)	7.875	07-15-32	169,000	172,608
Novelis Corp. (A)(B)	4.750	01-30-30	610,000	584,323
Paper and forest products 0.6%
Magnera Corp. (A)(B)	7.250	11-15-31	793,000	746,411
Real estate 4.2%				5,492,341
Health care REITs 0.5%
Diversified Healthcare Trust (B)(G)	6.155	01-15-26	501,000	487,228
MPT Operating Partnership LP (A)(B)	8.500	02-15-32	144,000	149,674
Hotel and resort REITs 0.3%
XHR LP (A)(B)	6.625	05-15-30	439,000	446,190
Real estate management and development 1.2%
Anywhere Real Estate Group LLC (A)(B)(C)	7.000	04-15-30	297,935	285,326
Anywhere Real Estate Group LLC (A)(B)	9.750	04-15-30	428,000	445,719
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (B)	13.000	09-12-31	202,000	153,268
Greystar Real Estate Partners LLC (A)(B)	7.750	09-01-30	609,000	643,832
Specialized REITs 2.2%
GLP Capital LP (A)	5.375	04-15-26	2,315,000	2,315,674
Uniti Group LP (A)(B)	10.500	02-15-28	535,000	565,430
Utilities 4.5%				5,871,046
Electric utilities 2.4%
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%) (A)	6.375	08-15-55	2,056,000	2,109,396
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)(E)	10.250	03-15-28	507,000	$558,063
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (A)	7.375	03-15-55	427,000	412,048
Gas utilities 0.5%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	640,000	644,904
Independent power and renewable electricity producers 1.6%
Alpha Generation LLC (A)(B)	6.750	10-15-32	305,000	312,114
ContourGlobal Power Holdings SA (A)(B)	6.750	02-28-30	617,000	632,425
Talen Energy Supply LLC (A)(B)	8.625	06-01-30	710,000	754,496

Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(E)	8.875	01-15-29	413,000	447,600
Term loans (H) 15.9% (9.5% of Total investments)				$20,603,750
(Cost $21,082,718)
Communication services 4.7%				6,150,564
Entertainment 1.1%
Playtika Holding Corp., 2021 Term Loan (I)	TBD	03-13-28	1,500,000	1,486,020
Interactive media and services 2.2%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.706	12-06-27	685,760	684,635
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	2,209,000	2,140,278
Media 1.4%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.756	08-15-28	651,641	605,211
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	6.471	05-03-28	659,845	634,771
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.324	02-19-30	673,763	599,649
Consumer discretionary 2.4%				3,135,409
Hotels, restaurants and leisure 2.4%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29	1,602,000	1,562,959
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.856	04-26-30	1,587,323	1,572,450
Financials 4.4%				5,688,932
Capital markets 0.5%
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.856	08-09-30	99,500	99,672
Hightower Holding LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.260	02-03-32	498,747	498,747
Financial services 2.1%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.606	10-06-28	912,000	915,420
June Purchaser LLC, Term Loan (6 month CME Term SOFR + 3.000%)	7.217	11-28-31	85,500	85,851
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.356	03-22-31	99,500	99,542
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.856	08-17-28	883,325	883,599
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.832	10-16-31	276,308	276,653
Summit Acquisition, Inc., 2025 Add-on Term Loan (3 month CME Term SOFR + 3.500%)	7.832	10-16-31	500,000	500,625
Insurance 1.8%
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.105	12-29-31	657,695	657,859
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	7.356	11-01-28	727,331	727,513
OneDigital Borrower LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	7.356	07-02-31	596,736	596,736
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.046	05-06-32	340,000	346,715
Health care 1.0%				1,235,145
Health care providers and services 0.7%
Mamba Purchaser, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	7.106	10-16-28	901,248	901,474
Health care technology 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	7.106	02-15-29	334,163	333,671
Industrials 2.8%				3,616,151
Commercial services and supplies 2.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.206	05-12-28	1,280,556	1,282,618
Anticimex Global AB, 2021 USD Term Loan B1 (3 month CME Term SOFR + 3.400%)	7.660	11-16-28	496,144	496,586
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.660	11-16-28	204,967	$205,267
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.343	02-01-29	835,929	834,751
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.575	04-20-28	800,934	796,929
Information technology 0.3%				413,058
Technology hardware, storage and peripherals 0.3%
Xerox Corp., 2023 Term Loan B (3 and 6 month CME Term SOFR + 4.000%)	8.273	11-17-29	440,986	413,058
Materials 0.3%				364,491
Chemicals 0.3%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	7.090	05-03-28	866,536	364,491

Collateralized mortgage obligations 0.0% (0.0% of Total investments)				$72,050
(Cost $103,663)
Commercial and residential 0.0%				66,401
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	1,305,278	20,607
Series 2007-4, Class ES IO	0.350	07-19-37	1,353,528	21,374
Series 2007-6, Class ES IO (B)	0.343	08-19-37	1,483,085	24,420
U.S. Government Agency 0.0%				5,649
Government National Mortgage Association
Series 2012-114, Class IO (A)	0.630	01-16-53	363,626	5,649

Asset-backed securities 2.9% (1.7% of Total investments)				$3,712,629
(Cost $3,602,915)
Asset-backed securities 2.9%				3,712,629
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,091	9,390
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (B)	5.450	04-20-48	728,018	707,917
MVW LLC
Series 2022-1A, Class D (B)	7.350	11-21-39	341,831	335,616
Series 2023-1A, Class D (B)	8.830	10-20-40	362,578	369,880
Neighborly Issuer LLC
Series 2023-1A, Class A2 (B)	7.308	01-30-53	1,197,438	1,218,111
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	759,263	768,772
Series 2024-1A, Class A2II (B)	6.268	07-30-54	297,750	302,943

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$0
(Cost $192,563)
Industrials 0.0%		0
Passenger airlines 0.0%

Global Aviation Holdings, Inc., Class A (J)(K)	82,159	0

Preferred securities 2.2% (1.3% of Total investments)		$2,922,968
(Cost $2,545,691)
Communication services 0.9%		1,201,731
Wireless telecommunication services 0.9%
Telephone & Data Systems, Inc., 6.000% (A)	17,125	315,785
U.S. Cellular Corp., 6.250%	34,675	885,946
Financials 0.7%		907,110
Insurance 0.7%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (A)	36,025	907,110
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	9

	Shares	Value
Real estate 0.2%		$239,267
Office REITs 0.2%
Vornado Realty Trust, 5.400% (A)	13,300	239,267
Utilities 0.4%		574,860
Multi-utilities 0.4%
Algonquin Power & Utilities Corp., 8.573% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (A)(C)(L)	22,000	574,860

	Yield (%)	Shares	Value
Short-term investments 8.8% (5.2% of Total investments)			$11,344,646
(Cost $11,346,086)
Short-term funds 8.8%			11,344,646
John Hancock Collateral Trust (M)	4.2650(N)	1,134,249	11,344,646

Total investments (Cost $220,287,011) 168.4%	$218,085,269
Other assets and liabilities, net (68.4%)	(88,615,363)
Total net assets 100.0%	$129,469,906

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-25 was $117,924,961.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $98,820,493 or 76.3% of the fund’s net assets as of 7-31-25.
(C)	All or a portion of this security is on loan as of 7-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $11,786,562.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(N)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of total investments on 7-31-25:
United States	77.1%
Canada	7.5%
United Kingdom	2.9%
Luxembourg	2.7%
Japan	2.3%
France	1.8%
Israel	1.1%
Ireland	1.0%
Other countries	3.6%
TOTAL	100.0%
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	155,000	USD	179,626	MSCS	9/17/2025	—	$(2,224)
EUR	460,500	USD	533,292	TD	9/17/2025	—	(6,237)
USD	711,173	EUR	615,500	CITI	9/17/2025	$6,716	—
						$6,716	$(8,461)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$232,243	$232,243
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	161,717	161,717
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	19,848	19,848
								—	$413,808	$413,808

(a)	At 7-31-25, the overnight SOFR was 4.390%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,632,941	—	$14,632,941	—
Corporate bonds	164,796,285	—	164,796,285	—
Term loans	20,603,750	—	20,603,750	—
Collateralized mortgage obligations	72,050	—	72,050	—
Asset-backed securities	3,712,629	—	3,712,629	—
Common stocks	—	—	—	—
Preferred securities	2,922,968	$2,922,968	—	—
Short-term investments	11,344,646	11,344,646	—	—
Total investments in securities	$218,085,269	$14,267,614	$203,817,655	—
Derivatives:
Assets
Forward foreign currency contracts	$6,716	—	$6,716	—
Swap contracts	413,808	—	413,808	—
Liabilities
Forward foreign currency contracts	(8,461)	—	(8,461)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,134,249	$9,861,690	$82,350,027	$(80,865,483)	$420	$(2,008)	$352,044	—	$11,344,646
12	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	13